UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009


Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Morgens Waterfall Vintiadis & Company Inc.
Address:  600 Fifth Avenue
          New York, NY 10020


13 File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens
Title:     Chairman
Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens                  New York, New York        October 28, 2009
---------------------------      -----------------------      -----------------
    [Signature]                        [City/State]                [Date]



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Report Type (Check only one.):

[ X ]        13F Holdings Report.

[   ]        13F Notice.

[   ]        13F Combination Report.

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $90,479


List of Other Included Managers:  None




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

     COLUMN 1                   COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7         COLUMN 8
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                                                          VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGER     SOLE   SHARED  NONE
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ADOBE SYS INC                     COM         00724F101   3,965     120,000  SH            SOLE                120,000     0      0
ALPHA NATURAL RESOURCES INC       COM         02076X102   2,808       80,00  SH            SOLE                 80,000     0      0
AMERICAN EAGLE OUTFITTERS NE      COM         02553E106   2,023     120,000  SH            SOLE                120,000     0      0
AMERICAN TOWER CORP               CL A        029912201   4,368     120,000  SH            SOLE                120,000     0      0
AMGEN INC                         COM         031162100   3,012      50,000  SH            SOLE                 50,000     0      0
ANADARKO PETE CORP                COM         032511107   2,509      40,000  SH            SOLE                 40,000     0      0
APPLE INC                         COM         037833100   2,780      15,000  SH            SOLE                 15,000     0      0
CALPINE CORP                    COM NEW       131347304   2,880     250,000  SH            SOLE                250,000     0      0
CELGENE CORP                      COM         151020104   1,118      20,000  SH            SOLE                 20,000     0      0
CHESAPEAKE ENERGY CORP            COM         165167107   4,260     150,000  SH            SOLE                150,000     0      0
CLIFFS NATURAL RESOURCES INC      COM         18683K101   2,589      80,000  SH            SOLE                 80,000     0      0
COVIDIEN PLC                      SHS         G2554F105   4,326     100,000  SH            SOLE                100,000     0      0
DEVON ENERGY CORP NEW             COM         25179M103   2,693      40,000  SH            SOLE                 40,000     0      0
DIANA SHIPPING INC                COM         Y2066G104   1,560     120,000  SH            SOLE                120,000     0      0
DUSA PHARMACEUTICALS  INC         COM         266898105   2,180   2,000,000  SH            SOLE              2,000,000     0      0
EMERGENCY MEDICAL SVCS CORP       CL A        29100P102   1,860      40,000  SH            SOLE                 40,000     0      0
EVEREST RE GROUP LTD              COM         G3223R108   3,148      35,900  SH            SOLE                 35,900     0      0
GILEAD SCIENCES INC               COM         375558103     930      20,000  SH            SOLE                 20,000     0      0
GMX RES INC                       COM         38011M108   1,728     110,000  SH            SOLE                110,000     0      0
GOOGLE INC                        CL A        38259P508   3,967       8,000  SH            SOLE                  8,000     0      0
INSULET CORP                      COM         45784P101   2,246     200,000  SH            SOLE                200,000     0      0
IPC THE HOSPITALIST CO INC        COM         44984A105   2,202      70,000  SH            SOLE                 70,000     0      0
PETROHAWK ENERGY CORP             COM         716495106   1,816      75,000  SH            SOLE                 75,000     0      0
QUALCOMM INC                      COM         747525103   4,498     100,000  SH            SOLE                100,000     0      0
RESEARCH IN MOTION LTD            COM         760975102   2,029      30,000  SH            SOLE                 30,000     0      0
SBA COMMUNICATIONS CORP           COM         78388J106   4,055     150,000  SH            SOLE                150,000     0      0
TERRESTAR CORP                    COM         881451108   6,238   2,723,817  SH            SOLE              2,723,817     0      0
THERMO FISHER SCIENTIFIC INC      COM         883556102   3,494      80,000  SH            SOLE                 80,000     0      0
VISA INC                        COM CL A      92826C839   4,147      60,000  SH            SOLE                 60,000     0      0
YELLOW ROADWAY CORP         NOTE 5.000% 8/0   985577AA3   3,210   6,000,000  PRN           SOLE              6,000,000     0      0
ZHONGPIN INC                      COM         98952K107   1,840     125,000  SH            SOLE                125,000     0      0
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